Summary of Activity in Warranty Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Warranty Liability [Line Items]
Balance, beginning of year	$ 2,222	$ 1,936	$ 1,761
Amount charged to expense for estimated warranty costs	105	1,283	952
Deductions for actual costs incurred	(571)	(997)	(777)
Balance, end of year	$ 1,756	$ 2,222	$ 1,936